Segment and corporate information (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Segment and corporate information
Revenue	€ 4,487,796	€ 4,132,557
Operating income	555,130	536,550
Interest	(104,219)	(107,848)
Income before income taxes	450,911	428,702
Depreciation and amortization	(399,674)	(362,376)
Impairment loss	(1,013)
Income (loss) from equity method investees	20,409	20,033
Total assets	34,072,427	32,353,204	€ 32,934,735
thereof investments in equity method investees	717,142	630,439	€ 696,872
Additions to non-current assets	543,281	337,277
Revenue from contracts with customers
Segment and corporate information
Revenue	4,385,934	4,038,384
Other revenue
Segment and corporate information
Revenue	101,862	94,173
Segment Total
Segment and corporate information
Revenue	4,475,831	4,128,389
Operating income	648,131	616,267
Depreciation and amortization	(337,275)	(306,672)
Impairment loss	(1,013)
Income (loss) from equity method investees	20,409	20,033
Total assets	30,233,515	29,236,744
thereof investments in equity method investees	717,142	630,439
Additions to non-current assets	467,496	263,790
Segment Total | Revenue from contracts with customers
Segment and corporate information
Revenue	4,373,969	4,034,216
Segment Total | Other revenue
Segment and corporate information
Revenue	101,862	94,173
North America Segment
Segment and corporate information
Revenue	3,186,223	2,886,776
Operating income	463,411	372,394
Depreciation and amortization	(256,629)	(228,735)
Impairment loss	(999)
Income (loss) from equity method investees	21,050	21,362
Total assets	22,761,436	21,513,220
thereof investments in equity method investees	425,139	332,184
Additions to non-current assets	359,866	188,150
North America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue	3,102,277	2,826,212
North America Segment | Other revenue
Segment and corporate information
Revenue	83,946	60,564
EMEA Segment
Segment and corporate information
Revenue	678,746	652,613
Operating income	101,054	137,776
Depreciation and amortization	(45,975)	(46,973)
Impairment loss	(14)
Income (loss) from equity method investees	(1,662)	(1,317)
Total assets	3,824,691	4,232,196
thereof investments in equity method investees	166,369	177,658
Additions to non-current assets	45,173	47,114
EMEA Segment | Revenue from contracts with customers
Segment and corporate information
Revenue	672,494	635,800
EMEA Segment | Other revenue
Segment and corporate information
Revenue	6,252	16,813
Asia-Pacific Segment
Segment and corporate information
Revenue	442,894	427,574
Operating income	76,809	94,702
Depreciation and amortization	(25,959)	(22,601)
Income (loss) from equity method investees	950	(294)
Total assets	2,774,610	2,669,344
thereof investments in equity method investees	100,723	96,641
Additions to non-current assets	45,290	13,743
Asia-Pacific Segment | Revenue from contracts with customers
Segment and corporate information
Revenue	431,936	411,603
Asia-Pacific Segment | Other revenue
Segment and corporate information
Revenue	10,958	15,971
Latin America Segment
Segment and corporate information
Revenue	167,968	161,426
Operating income	6,857	11,395
Depreciation and amortization	(8,712)	(8,363)
Income (loss) from equity method investees	71	282
Total assets	872,778	821,984
thereof investments in equity method investees	24,911	23,956
Additions to non-current assets	17,167	14,783
Latin America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue	167,262	160,601
Latin America Segment | Other revenue
Segment and corporate information
Revenue	706	825
Corporate
Segment and corporate information
Revenue	11,965	4,168
Operating income	(93,001)	(79,717)
Depreciation and amortization	(62,399)	(55,704)
Total assets	3,838,912	3,116,460
Additions to non-current assets	75,785	73,487
Corporate | Revenue from contracts with customers
Segment and corporate information
Revenue	11,965	4,168
Operating Segments | Segment Total
Segment and corporate information
Revenue	4,484,444	4,129,265
Operating Segments | North America Segment
Segment and corporate information
Revenue	3,193,398	2,887,352
Operating Segments | EMEA Segment
Segment and corporate information
Revenue	680,059	652,614
Operating Segments | Asia-Pacific Segment
Segment and corporate information
Revenue	442,898	427,808
Operating Segments | Latin America Segment
Segment and corporate information
Revenue	168,089	161,491
Operating Segments | Corporate
Segment and corporate information
Revenue	3,352	3,292
Inter-segment | Segment Total
Segment and corporate information
Revenue	(8,613)	(876)
Inter-segment | North America Segment
Segment and corporate information
Revenue	(7,175)	(576)
Inter-segment | EMEA Segment
Segment and corporate information
Revenue	(1,313)	(1)
Inter-segment | Asia-Pacific Segment
Segment and corporate information
Revenue	(4)	(234)
Inter-segment | Latin America Segment
Segment and corporate information
Revenue	(121)	(65)
Inter-segment | Corporate
Segment and corporate information
Revenue	€ 8,613	€ 876